Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc.
375 Park Avenue
New York, New York 10152

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) and Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Bank of America, National Association and Merrill Lynch, Pierce, Fenner & Smith Incorporated (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of New Orleans Hotel Trust 2019-HNLA, Commercial Mortgage Pass-Through Certificates, Series 2019-HNLA.

The information provided to us, including the information set forth in the Data File (as defined herein), is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 10, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Wells Fargo Bank, National Association and Bank of America, N.A. (the “Mortgage Loan Sellers”) secured by one mortgaged property (the “Mortgage Asset”).

From March 21, 2019 through April 10, 2019, representatives of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided,” “Identification purposes only – not applicable” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein,

(ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

April 10, 2019

	Characteristic	Source Document
1	Loan Number	Identification purposes only – not applicable
2	Mortgage Loan Originator	Loan Agreement
3	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
4	Securitization Control Number	Identification purposes only – not applicable
5	Property Name	None - Mortgage Loan Seller Provided
6	Property Address	Appraisal Report
7	Property City	Appraisal Report
8	Property State	Appraisal Report
9	Property Zip Code	Appraisal Report
10	County	Appraisal Report
11	Year Built	Appraisal Report
12	Year Renovated	Appraisal Report
13	General Property Type	Appraisal Report
14	Specific Property Type	Appraisal Report
15	No. of Units	Rent Roll
16	Unit of Measure	Rent Roll
17	Occupancy %	Rent Roll
18	Occupancy % Source Date	Rent Roll
19	Loan Purpose (Acquisition, Refinance)	Closing Statement
20	Borrower Name	Loan Agreement
21	Recourse Carveout Guarantor	Guaranty
22	Property Manager	Management Agreement
23	Note Date	Loan Agreement
24	First Payment Date	Loan Agreement
25	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
26	Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement
27	Monthly Debt Service Amount	Calculation
28	Mortgage Loan Spread	None - Mortgage Loan Seller Provided
29	Mortgage Rate	Calculation
30	Certificate Administrator Fee Rate	Servicer Fee Schedule
31	Operating Advisor Fee Rate	Servicer Fee Schedule
32	Servicing Fee Rate	None - Mortgage Loan Seller Provided
33	CREFC Fee Rate	Servicer Fee Schedule
34	Rate Type	Loan Agreement
35	Mortgage Rate Index	Loan Agreement
36	Rounding Factor	Loan Agreement
37	Rounding Direction	Loan Agreement
38	Lookback Period	Loan Agreement
39	LIBOR Floor %	Loan Agreement
40	LIBOR Cap Strike Price %	Loan Agreement
41	LIBOR Cap Provider	Interest Rate Cap Agreement

	Characteristic	Source Document
42	Interest Accrual Basis	Loan Agreement
43	Original Principal Balance	Loan Agreement
44	Loan Level Cut-Off Date Balance	Calculation
45	Property Level Cut-Off Date Balance	Calculation
46	Cut-Off Date Balance Per Room	Calculation
47	Balloon Payment	Calculation
48	Prepayment Restriction Code	Loan Agreement
49	Amortization Term (Original)	Not applicable
50	Amortization Term (Remaining)	Not applicable
51	Loan Term (Original)	Calculation
52	Loan Term (Remaining)	Calculation
53	IO Period	Loan Agreement
54	Seasoning	Calculation
55	Loan Amortization Type	Loan Agreement
56	ARD Loan (Y/N)	Loan Agreement
57	As-Is Appraisal Valuation Date	Appraisal Report
58	As-Is Appraised Value	Appraisal Report
59	LTV Adjusted (Y/N)	None - Mortgage Loan Seller Provided
60	LTV Adjustment Amount	Not applicable
61	Cut-Off Date LTV Ratio	Calculation
62	LTV Ratio at Maturity or ARD	Calculation
63	UW NCF DSCR	Calculation
64	Cut-Off Date UW NOI Debt Yield	Calculation
65	Cut-Off Date UW NCF Debt Yield	Calculation
66	UW DSCRs Adjusted (Y/N)	None - Mortgage Loan Seller Provided
67	UW DSCR Adjustment Amount	Not applicable
68	UW DYs Adjusted (Y/N)	None - Mortgage Loan Seller Provided
69	UW DY Adjustment Amount	Not applicable
70	UW Occupancy %	Underwritten Financial Summary Report
71	UW Revenues	Underwritten Financial Summary Report
72	UW Expenses	Underwritten Financial Summary Report
73	UW NOI	Underwritten Financial Summary Report
74	UW FF&E	Underwritten Financial Summary Report
75	UW NCF	Underwritten Financial Summary Report
76	UW Management Fee %	Underwritten Financial Summary Report
77	UW FF&E Reserves %	Underwritten Financial Summary Report
78	UW Hotel ADR	Underwritten Financial Summary Report
79	UW Hotel RevPAR	Underwritten Financial Summary Report
80	Most Recent Period Description	Underwritten Financial Summary Report
81	Most Recent Revenues	Underwritten Financial Summary Report
82	Most Recent Expenses	Underwritten Financial Summary Report
83	Most Recent NOI	Underwritten Financial Summary Report

	Characteristic	Source Document
84	Most Recent FF&E	Underwritten Financial Summary Report
85	Most Recent NCF	Underwritten Financial Summary Report
86	Most Recent Hotel ADR	Underwritten Financial Summary Report
87	Most Recent Hotel RevPAR	Underwritten Financial Summary Report
88	Second Most Recent Period Description	Underwritten Financial Summary Report
89	Second Most Recent Revenues	Underwritten Financial Summary Report
90	Second Most Recent Expenses	Underwritten Financial Summary Report
91	Second Most Recent NOI	Underwritten Financial Summary Report
92	Second Most Recent FF&E	Underwritten Financial Summary Report
93	Second Most Recent NCF	Underwritten Financial Summary Report
94	Second Most Recent Hotel ADR	Underwritten Financial Summary Report
95	Second Most Recent Hotel RevPAR	Underwritten Financial Summary Report
96	Third Most Recent Period Description	Underwritten Financial Summary Report
97	Third Most Recent Revenues	Underwritten Financial Summary Report
98	Third Most Recent Expenses	Underwritten Financial Summary Report
99	Third Most Recent NOI	Underwritten Financial Summary Report
100	Third Most Recent FF&E	Underwritten Financial Summary Report
101	Third Most Recent NCF	Underwritten Financial Summary Report
102	Third Most Recent Hotel ADR	Underwritten Financial Summary Report
103	Third Most Recent Hotel RevPAR	Underwritten Financial Summary Report
104	Assumption Frequency	Loan Agreement
105	Assumption Fee	Loan Agreement
106	Loan Cross Portfolio Name	Not applicable
107	Affiliated Sponsor (Y/N)	Loan Agreement
108	Lien Position	Title Policy
109	Title Vesting (Fee/Leasehold/Both)	Title Policy
110	Ground Lease Initial Expiration Date	Ground Lease
111	Type of Lockbox	Cash Management Agreement
112	Engineering Escrow/Deferred Maintenance	Loan Agreement/Closing Statement
113	Environmental Escrow	Loan Agreement/Closing Statement
114	Springing Environmental Escrow Description	Not applicable
115	Tax Escrow (Initial)	Loan Agreement/Closing Statement
116	Tax Escrow (Monthly)	Loan Agreement/Closing Statement
117	Springing Tax Escrow Description	Loan Agreement/Closing Statement
118	Insurance Escrow (Initial)	Loan Agreement/Closing Statement
119	Insurance Escrow (Monthly)	Loan Agreement/Closing Statement
120	Springing Insurance Escrow Description	Loan Agreement/Closing Statement
121	FF&E Reserve (Initial)	Loan Agreement/Closing Statement
122	FF&E Reserve (Monthly)	Loan Agreement/Closing Statement
123	Springing FF&E Reserve Description	Loan Agreement/Closing Statement
124	TI/LC Reserve (Initial)	Loan Agreement/Closing Statement
125	TI/LC Reserve (Monthly)	Loan Agreement/Closing Statement

	Characteristic	Source Document
126	Springing TI/LC Reserve Description	Not applicable
127	Other Escrow I Reserve Description	Loan Agreement/Closing Statement
128	Other Escrow I (Initial)	Loan Agreement/Closing Statement
129	Other Escrow I (Monthly)	Loan Agreement/Closing Statement
130	Springing Other Escrow I Reserve Description	Loan Agreement/Closing Statement
131	Other Escrow II Reserve Description	Not applicable
132	Other Escrow II (Initial)	Loan Agreement/Closing Statement
133	Other Escrow II (Monthly)	Loan Agreement/Closing Statement
134	Springing Other Escrow II Reserve Description	Not applicable
135	Pari Passu Debt (Y/N)	Loan Agreement
136	Total Pari Passu Cut-Off Date Principal Balance	Not applicable
137	Trust Component % of Pari Passu	Not applicable
138	Existing Subordinate Secured Debt (Y/N)	Loan Agreement
139	Sub Sec Debt Description	Not applicable
140	Sub Sec Debt Original Principal Balance	Not applicable
141	Sub Sec Debt Cut-Off Date Principal Balance	Not applicable
142	Existing Mezzanine Debt (Y/N)	Loan Agreement
143	Mezzanine Debt Cut-Off Date Principal Balance	Not applicable
144	Existing Unsecured Debt (Y/N)	Loan Agreement
145	Unsecured Debt Cut-Off Date Principal Balance	Not applicable
146	Future Secured Debt Permitted (Y/N)	Loan Agreement
147	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
148	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
149	Seismic PML %	Not applicable
150	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Not applicable
151	Single-Tenant (Y/N)	Not applicable
152	Largest Tenant Name	Not applicable
153	Largest Tenant SqFt	Not applicable
154	Largest Tenant Exp. Date	Not applicable
155	2nd Largest Tenant Name	Not applicable
156	2nd Largest Tenant SqFt	Not applicable
157	2nd Largest Tenant Exp. Date	Not applicable
158	3rd Largest Tenant Name	Not applicable
159	3rd Largest Tenant SqFt	Not applicable
160	3rd Largest Tenant Exp. Date	Not applicable
161	4th Largest Tenant Name	Not applicable
162	4th Largest Tenant SqFt	Not applicable
163	4th Largest Tenant Exp. Date	Not applicable
164	5th Largest Tenant Name	Not applicable
165	5th Largest Tenant SqFt	Not applicable
166	5th Largest Tenant Exp. Date	Not applicable

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Mortgage Loan Sellers, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, pari passu loan agreements, pari passu promissory notes, mortgage (collectively, the “Loan Agreement”);

Interest rate cap agreement (the “Interest Rate Cap Agreement”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Management Agreement (the “Management Agreement”);

Cash management agreement (the “Cash Management Agreement”);

The closing statements (the “Closing Statement”);

The real estate property appraisal report (the “Appraisal Report”);

Underwritten rent roll (the “Rent Roll”);

The pro-forma title policy (the “Title Policy”);

The underwritten financial summary (the “Underwritten Financial Summary Report”);

Servicer fee schedule and provided electronic file (collectively, the “Servicer Fee Schedule”);

Promissory note splitter (the “Promissory Note Splitter”); and

Ground lease (the “Ground Lease”).

Calculation Procedures

With respect to Characteristic 27, we recomputed the Monthly Debt Service Amount as one twelfth of the product of the (a) Original Principal Balance, (b) Mortgage Rate and (c) a fraction equal to 366/360.

With respect to Characteristic 29, we recomputed the Mortgage Rate as the sum of the (i) Mortgage Loan Spread and (ii) assumed LIBOR of 2.500% (as stipulated by representatives of the Company) and applying, if applicable, the Rounding Factor and Rounding Direction.

With respect to Characteristic 44, we set the Loan Level Cut-Off Date Balance equal to the Original Principal Balance.

With respect to Characteristic 45, we set the Property Level Cut-Off Date Balance equal to the Original Principal Balance.

With respect to Characteristic 46, we recomputed the Cut-Off Date Balance Per Room as the quotient of the (i) Loan Level Cut-Off Date Balance and (ii) No. of Units.

With respect to Characteristic 47, we set the Balloon Payment equal to the Original Principal Balance.

With respect to Characteristic 51, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 52, we recomputed the Loan Term (Remaining) by subtracting Seasoning from Loan Term (Original).

With respect to Characteristic 54, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in May 2019 (the "Cut-off Date" as stipulated by representatives of the Company).

With respect to Characteristic 61, we recomputed the Cut-off Date LTV Ratio as the quotient of the (i) Loan Level Cut-Off Date Balance and (ii) As-Is Appraised Value.

With respect to Characteristic 62, we recomputed the LTV Ratio at Maturity or ARD as the quotient of the (i) Balloon Payment and (ii) As-Is Appraised Value.

With respect to Characteristic 63, we recomputed the UW NCF DSCR as the quotient of the (i) UW NCF and (ii) the annualized Monthly Debt Service Amount.

With respect to Characteristic 64, we recomputed the Cut-off Date UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Loan Level Cut-Off Date Balance.

With respect to Characteristic 65, we recomputed the Cut-off Date UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Loan Level Cut-Off Date Balance.